Annual Fund Operating Expenses - Allspring Mid Cap Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.18%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.80%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.85%